Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Schedule of other operating income

DKK thousand	2021	2020	2019
Government grants	759	602	444
Gain from Bargain Purchase, cf. note 31	0	36,395	0
Total other operating income	759	36,997	444

Loss on retirement of fixed assets	-2,173	0	0
Total other operating expenses	-2,173	0	0